     As filed with the Securities and Exchange Commission on August 10, 2000


                               File No. 333-02381
                               File No. 811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/
                                                                            ---

         Pre-Effective Amendment No.                                        / /
                                     -------                                ---

         Post-Effective Amendment No.   16                                  /X/

                                     ------                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              /X/
                                                                            ---

         Amendment No.      18                                              /X/

                       -----------                                          ---



                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)



              immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
              on         (Date)       pursuant to paragraph (b) of Rule 485
          ---
              60 days after filing    pursuant to paragraph (a)(1) of Rule 485
          ---
              on         (Date)       pursuant to paragraph (a)(1) of Rule 485
          ---
              75 days after filing    pursuant to paragraph (a)(2) of Rule 485
          ---
           X  on October 27, 2000     pursuant to paragraph (a)(2) of Rule 485
          ---



If appropriate, check the following box:

              This post-effective amendment designates a new effective date --- for a previously filed post-effective amendment

This post-effective amendment includes four new prospectuses and a new statement of additional information relating to four new series (Funds) of shares being registered herewith. Each of the four series relates to one of the following
Funds: The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford U.S. Growth Fund and The Hartford Large Cap Focus Fund. This amendment is to register four classes of shares of each of the four new series. The registrant currently has fourteen other series of shares (each with four classes) registered under the Securities Act of 1933 which are offered through two other prospectuses and one other statement of additional information (all dated May 1, 2000) not included in this post-effective amendment. This post-effective amendment is not intended to update or amend the two prospectuses and the statement of additional information not included herein.

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS

                               OCTOBER 31, 2000



AS WITH ALL MUTUAL FUNDS, THE                     LARGE CAP FOCUS FUND
SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Mutual Funds, Inc. is a family of eighteen mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the Large Cap Focus Fund. The Large Cap Focus Fund is a non-diversified fund. Information about the fund including risk factors, can be found on the pages following this introduction.

The investment manager of the fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under "Management of the Fund" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------

A summary of the fund's goals,                The Hartford Large Cap Focus Fund                          2
strategies, risks, performance and
expenses.
Description of other investment               Other investment strategies and investment risks           4
strategies and investment risks.
Investment manager and management             Management of the fund                                     5
fee information.
Information on your account.                  About your account                                         6
                                              Choosing a share class                                     6
                                              How sales charges are calculated                           6
                                              Sales charge reductions and waivers                        7
                                              Opening an account                                         8
                                              Buying shares                                              9
                                              Selling shares                                            10
                                              Selling shares in writing                                 11
                                              Transaction policies                                      12
Further information on the fund.              Additional share classes                                  15
                                              Financial highlights                                      15
                                              Appendix                                                  17
                                              For more information                                    back
                                              cover

THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD LARGE CAP FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Large Cap Focus Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of very large capitalization companies. The fund will typically hold stocks of 20-30 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities. The fund also may, from time to time, sell securities short in amounts up to [20]% of its total assets.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity
    -  Unrecognized or undervalued assets
    -  A strong management team
    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

Annual portfolio turnover is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund's focus on very large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund may take larger positions in individual issuers than most mutual funds the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.


Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

To the extent that the fund sells short securities that it does not hold in its portfolio, it must borrow or acquire such securities before the execution date of the sale. If borrowed, it must acquire the security to replace it with the lender. There is a risk that the market price at which the fund must acquire the security is greater than the price for which is sold it short. This would represent a loss to the fund. In addition, if the fund borrows the security to complete the short sale, it must pass on any dividends or interest accrued on the security to the lender and, in many cases, pay the lender a fee.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                               THE HARTFORD LARGE CAP FOCUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    -----------------------------
                                                    CLASS A    CLASS B    CLASS C
                                                    -----------------------------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.39%      0.39%      0.37%
   Total operating expenses                          1.74%      2.39%      2.37%
   Fee waiver                                        0.09%      0.04%      0.02%
   Net expenses(1)(2)                                1.65%      2.35%      2.35%


(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  741    $  438
   Year 3                                               $1,064    $1,050    $  838
   Year 5                                               $1,441    $1,485    $1,364
   Year 10                                              $2,494    $2,748    $2,802


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  241    $  338
   Year 3                                               $1,064    $  750    $  838
   Year 5                                               $1,441    $1,285    $1,364
   Year 10                                              $2,494    $2,748    $2,802


SUB-ADVISER
Wellington Management

PORTFOLIO MANAGER
Rand L. Alexander
 - Senior Vice President of Wellington Management
 - Joined Wellington Management in 1990
 - Investment professional since 1976

THE HARTFORD MUTUAL FUNDS, INC.                                                3

OTHER INVESTMENT STRATEGIES AND INVESTMENT RISKS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY


There is no assurance that the fund will achieve its investment objective or objectives, and investors should not consider the fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of their assets in foreign investments, or short sales of securities.


 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its primary investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.


 USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

The fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and derivative securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategies, permit it to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund; and it may not always be feasible for a fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in a fund's performance.


 FOREIGN INVESTMENTS


Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


 SHORT SALES



[to come]



 ABOUT THE FUND'S INVESTMENT GOAL



The fund's investment goal may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.


 TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


At times the fund may engage in short-term trading, which could produce higher brokerage expenses for the fund and higher taxable distributions to the fund's shareholders. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


 ADDITIONAL INVESTMENT STRATEGIES AND RISKS


The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


 TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS, INC.                                                5

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER


Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to the fund. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


 THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Large Cap Focus Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


 MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:



LARGE CAP FOCUS FUND



NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%


 6                                               THE HARTFORD MUTUAL FUNDS, INC.

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, purchase requests which, when combined with current holdings, for Class B shares in excess of $500,000 or Class C shares in excess of $1,000,000, will be processed as purchases of Class A shares.

 CLASS A

- Front-end sales charges, as described at right.

- Distribution and service (12b-1) fees of 0.35% (currently 0.30% due to contractual waiver by the distributor through at least April 30, 2001).

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
 HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the Large Cap Focus Fund are listed below. The offering price includes the front end sales load.


                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $99,999      4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of

THE HARTFORD MUTUAL FUNDS, INC.                                                7
the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6 years                                None

CLASS C sales charges for all funds, regardless of the amount that is being purchased are as follows:


 FRONT-END SALES CHARGE

                            DEALER
                          COMMISSION
AS A % OF    AS A % OF   AS PERCENTAGE
OFFERING        NET       OF OFFERING
PRICE        INVESTMENT      PRICE
               1.01%
   1.00%                     1.00%

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     1.00%
After 1 year                                 None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

The distributor may pay commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and up to 2% of the purchase price of Class C shares purchased through dealers.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by affiliates of The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' Statement of Additional Information. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENTION -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

- for retirement plans under the following circumstances:

    (1) to return excess contributions,

    (2) hardship withdrawals as defined in the plan,

    (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

    (4) to meet minimum distribution requirements under the Internal Revenue
        Code,

    (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

    (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,


- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),


- participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more (1% CDSC applies if redeemed within 18 months),

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, and

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge.

ADDITIONAL COMPENSATION TO BROKERS In addition to the commissions described above, the distributor pays additional compensation to dealers based on a number of factors described in the fund's statement of additional information. This additional compensation is not paid by you.

 OPENING AN ACCOUNT

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES.

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

    - non-retirement accounts: $500

    - retirement accounts: $250

    - Automatic Investment Plans $25 to open; you must invest at least $25 a month

    - subsequent investments: $25

  Minimum investment amounts may be waived for present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                                9

 BUYING SHARES

                               OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

 BY CHECK
                -   Make out a check for the investment amount,             -   Make out a check for the investment amount,
  CHECK ICON        payable to "The Hartford Mutual Funds, Inc."                payable to "The Hartford Mutual Funds, Inc."
                -   Deliver the check and your completed                    -   Fill out the detachable investment slip from
                    application to your financial representative,               an account statement. If no slip is available,
                    plan administrator or mail to the address                   include a note specifying the fund name, your
                    listed below.                                               share class, your account number and the
                                                                                name(s) in which the account is registered.
                                                                            -   Deliver the check and your investment slip or
                                                                                note to your financial representative, plan
                                                                                administrator or mail to the address listed
                                                                                below.
 BY EXCHANGE
                -   Call your financial representative, plan                -   Call your financial representative, plan
EXCHANGE ICON       administrator or the transfer agent at the                  administrator or the transfer agent at the
                    number below to request an exchange. The                    number below to request an exchange. The
                    minimum exchange amount is $500 per fund.                   minimum exchange amount is $500 per fund.
 BY WIRE
                -   Deliver your completed application to your              -   Instruct your bank to wire the amount of your
  WIRE ICON         financial representative, or mail it to the                 investment to:
                    address below.                                              State Street Bank and Trust Company
                                                                                  Account # 9905-205-2
                -   Obtain your account number by calling your                    Routing # 011000028
                    financial representative or the phone number
                    below.                                                      Specify the fund name, your choice of share
                                                                                class, the new account number and the name(s)
                -   Instruct your bank to wire the amount of your               in which the account is registered. Your bank
                    investment to:                                              may charge a fee to wire funds.
                    State Street Bank and Trust Company
                      Account # 9905-205-2
                      Routing # 011000028
                    Specify the fund name, your share class, your
                    account number and the name(s) in which the
                    account is registered. Your bank may charge a
                    fee to wire funds.
 BY PHONE
                -   See "By Wire" and "By Exchange"                         -   Verify that your bank or credit union is a
  PHONE ICON                                                                    member of the Automated Clearing House (ACH)
                                                                                system.
                                                                            -   Complete the "Telephone Exchanges and
                                                                                Telephone Redemption" and "Bank Account or
                                                                                Credit Union Information" sections on your
                                                                                account application.
                                                                            -   Call the transfer agent at the number below to
                                                                                verify that these features are in place on
                                                                                your account.
                                                                            -   Tell the transfer agent representative the
                                                                                fund name, your share class, your account
                                                                                number, the name(s) in which the account is
                                                                                registered and the amount of your investment.
To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 10                                              THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES



 BY LETTER

                -   Write a letter of instruction or complete a power of
 LETTER ICON        attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish to sell.
                -   Include all signatures and any additional documents that may be required (see next page).
                -   Mail the materials to the address below or to your plan
                    administrator.
                -   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    letter of instruction.

 BY PHONE

                -   Restricted to sales of up to $50,000 in any 7-day period.
  PHONE ICON
                - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 6 P.M. Eastern
                    Time on most business days. Generally, orders received after 4 P.M. Eastern Time will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

                -   Fill out the "Telephone Exchanges and Telephone Redemption"
  WIRE ICON         and "Bank Account or Credit Union Information" sections of your new account application.
                -   Call the transfer agent to verify that the telephone
                    redemption privilege is in place on an account, or to
                    request the forms to add it to an existing account.
                -   Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
                -   Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                    service.
                -   Phone requests are limited to amounts up to $50,000 in a
                    7-day period.

 BY EXCHANGE

                -   Obtain a current prospectus for the fund into which you are
  ARROW ICON        exchanging by calling your financial representative or the transfer agent at the number below.
                -   Call your financial representative or the transfer agent to request an exchange.

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)

                -   Fill out the checkwriting section of the application.
  CHECK ICON
                -   Request checkwriting on your account application.
                - Verify that the shares to be sold were purchased more than 15 days earlier or were purchased by wire.
                -   Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional Investor
  Services".


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               11

 SELLING SHARES IN WRITING

 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                -   your address of record has changed within the past 30 days
 LETTER ICON
                -   you are selling more than $50,000 worth of shares
                -   you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS)      OR GENERAL PARTNER ACCOUNTS.

                -   Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                -   Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                -   Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                -   Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                -   Letter of instruction.
                -   On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                -   Letter of instruction signed by surviving tenant.
                -   Copy of death certificate.
                -   Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.

                -   Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES
  NOT LISTED ABOVE.

                -   Call 1-888-843-7824 for instructions.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES


The net asset value per share (NAV) for each class of the fund's shares is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.



Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of the fund's NAV may take place at a time that is different than when prices are determined for certain securities of foreign issuers and non-dollar securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in the fund's calculation of NAV.


 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

 EXECUTION OF REQUESTS


The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange.


 RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING


Purchases and exchanges should be made for investment purposes only. The fund reserves the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if it determines that you exchange shares more than twice out of the same fund in a 90-day period (excluding automatic programs).


 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

THE HARTFORD MUTUAL FUNDS, INC.                                               13

 SPECIAL REDEMPTIONS

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.


Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.


DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Large Cap Focus Fund will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of the fund.



TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long the fund investment is held. See your application for distribution options.


The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.


AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:


- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($25 minimum) for your first investment amount payable to "The Hartford Mutual Funds, Inc." Deliver your check and application to your financial representative or the transfer agent.

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:


- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.



- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the fund is not advantageous to you, because of sales charges).


- SPECIFY THE PAYEE(S). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.


DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one Hartford Mutual Fund to the same class of shares of another fund. To establish:


- Fill out the relevant part of the account application.

- Be sure that the amount is for $100 or more.

- Be sure that the accounts involved have identical registrations.


AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one Hartford Mutual Fund into the same class of another fund. To establish:


- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds, Inc. offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds, Inc. with a low minimum investment of $250. To find out more, call 1-888-843-7824.

THE HARTFORD MUTUAL FUNDS, INC.                                               15

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

Each fund also offers Class Y shares by a separate prospectus. Class Y shares are available only to the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the fund's officers. The differences in class expenses may affect performance.

The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

If you are considering a purchase of Class Y shares of a fund, please call the Transfer Agent at 1-888-843-7824 to obtain information about eligibility.

 FINANCIAL HIGHLIGHTS


The fund began operations on October   , 2000. As a result, it has no financial
history for prior fiscal years.


 16                                              THE HARTFORD MUTUAL FUNDS, INC.

APPENDIX
--------------------------------------------------------------------------------

 SUBSCRIPTION PERIOD


The distributor will solicit subscriptions for Class A, Class B and Class C shares of the Fund during a subscription period beginning January 2, 2001 and ending February 2, 2001. If you subscribe for Fund shares during this period (the "subscription period"), they will be issued to you at a net asset value of $10.00 per share as of February 6, 2001 (the "closing date"). The Fund and the distributor reserve the right to extend the subscription period beyond February 2, 2001, in which event, the closing date will be two business days subsequent to the end of the subscription period.


If you subscribe for shares, your financial representative will inform you of the closing date. Payment for subscribed shares will be due within three days of the closing date. [You may send money with your subscription, however, you must purchase shares of the same class in the Money Market Fund and exchange such shares for shares of the Fund as of the closing date.] The minimum investment via subscription is $[10,000] [per class].

If you subscribe for shares, you will not have any rights as a shareholder until payment for the shares is received by the Fund's transfer agent and issuance of your shares is recorded by the transfer agent. The distributor and the Fund reserve the right to terminate the subscription offering without notice and to refuse any subscription order in whole or in part for any reason.


The distributor will not offer or sell any class of Fund shares from the closing date until March 1, 2001. During this "closed" period the investment manager and investment sub-adviser will invest the proceeds of the subscription offering in accordance with the Fund's investment objective and policies. During this "closed" period, shareholders may redeem shares purchased through subscription, but may not purchase additional shares (except for reinvestment of dividends). Beginning on or about March 1, 2001, the Fund will commence a continuous public offering of all classes of its shares.


THE HARTFORD MUTUAL FUNDS, INC.                                               17

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Two documents are available that offer further information on the fund:


 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS


Additional information on the fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.


 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)


The SAI contains more detailed information on all aspects of the fund.


A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report and/or the SAI or for shareholder inquiries, please contact the fund at:


 BY MAIL:

The Hartford Mutual Funds, Inc.
P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:

Internet:  www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.
SEC FILE NUMBER: 811-07589

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS Y SHARES

                               PROSPECTUS

                               OCTOBER 31, 2000



AS WITH ALL MUTUAL FUNDS, THE                     LARGE CAP FOCUS FUND
SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford Mutual Funds, Inc. is a family of eighteen mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the Large Cap Focus Fund. The Large Cap Focus Fund is a non-diversified fund. Information about the fund, including risk factors, can be found on the pages following this introduction.



The investment manager of the fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under "Management of the Fund" in this prospectus.



Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.


CONTENTS
--------------------------------------------------------------------------------


A summary of the fund's goals,                The Hartford Large Cap Focus Fund                          2
strategies, risks, performance and
expenses.

Description of other investment               Other investment strategies and investment risks           4
strategies and investment risks.

Investment manager and management             Management of the fund                                     6
fee information.

Information on your                           About your account                                         7
account.                                      Class Y investor requirements                              7
                                              Opening an account                                         7
                                              Buying shares                                              8
                                              Selling shares                                             9
                                              Selling shares in writing                                  9
                                              Transaction policies                                      10

Further information on the fund.              Additional share classes                                  12
                                              Financial highlights                                      12
                                              For more information                              back cover


THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD LARGE CAP FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Large Cap Focus Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of very large capitalization companies. The fund will typically hold stocks of 20-30 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities. The fund also may, from time to time, sell securities short in amounts up to [20]% of its total assets.

Wellington Management uses a two phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies in which the fund typically invests include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

    -  Sustainable or increasing dividends

    -  Positive investor sentiment

The fund will consider selling a security when:

    -  Downside risk equals upside potential

    -  Decreasing trend of earnings growth is exhibited

    -  Excessive valuations are reached

Annual portfolio turnover is expected to be in excess of 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


The fund's focus on very large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. In addition, because the fund may take larger positions in individual issuers than most mutual funds the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.


Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

To the extent that the fund sells short securities that it does not hold in its portfolio, it must borrow or acquire such securities before the execution date of the sale. If borrowed, it must acquire the security to replace it with the lender. There is a risk that the market price at which the fund must acquire the security is greater than the price for which is sold it short. This would represent a loss to the fund. In addition, if the fund borrows the security to complete the short sale, it must pass on any dividends or interest accrued on the security to the lender and, in many cases, pay the lender a fee.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                               THE HARTFORD LARGE CAP FOCUS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER

                                                 Rand L. Alexander
                                                  - Senior Vice President of
                                                    Wellington Management
                                                  - Joined Wellington Management
                                                    in 1990
                                                  - Investment professional
                                                    since 1976

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%
   Distribution and service (12b-1) fees                       0.35%
   Other expenses                                              0.41%
   Total operating expenses                                    1.76%
   Fee waiver                                                  0.11%
   Net expenses(1)                                             1.65%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  123
   Year 3                                                      $  387
   Year 5                                                      $  672
   Year 10                                                     $1,482


THE HARTFORD MUTUAL FUNDS, INC.                                                3

OTHER INVESTMENT STRATEGIES AND INVESTMENT RISKS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY


There is no assurance that the fund will achieve its investment objective or objectives, and investors should not consider any the fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks as a result of its ability to invest a substantial portion of their assets in foreign investments, or short sales of securities.


 USE OF MONEY MARKET INVESTMENTS
 FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its primary investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.


 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES


The fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and derivative securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit it to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund; and it may not always be feasible for the fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in a fund's performance.


 FOREIGN INVESTMENTS


Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



 SHORT SALES



                                   [to come]



 ABOUT THE FUND'S INVESTMENT GOAL



The fund's investment goal may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.


 TAX CONSEQUENCES OF PORTFOLIO
 TRADING PRACTICES


At times the fund may engage in short-term trading, which could produce higher brokerage expenses for the fund and higher taxable distributions to the fund's shareholders. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


 ADDITIONAL INVESTMENT STRATEGIES
 AND RISKS


The fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


 TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS, INC.                                                5

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER


Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to the fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


 THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Large Cap Focus Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


 MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:



LARGE CAP FOCUS FUND



NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%


 6                                               THE HARTFORD MUTUAL FUNDS, INC.

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CLASS Y SHARE INVESTOR REQUIREMENTS

In order to buy Class Y shares you must qualify as one of the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

 OPENING AN ACCOUNT

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

(1) Read this prospectus carefully.

(2) Determine how much you want to invest. The minimum initial investment for each fund is $1 million although this minimum may be waived at the discretion of the funds' officers.

(3) Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

(4) Make your initial investment selection.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                                7

 BUYING SHARES

               OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT

 BY CHECK
 [CHECK ICON]  - Make out a check for the investment amount,            - Make out a check for the investment amount,
                 payable to "The Hartford Mutual Funds, Inc."             payable to "The Hartford Mutual Funds, Inc."
               - Deliver the check and your completed                   - Fill out the detachable investment slip from
                  application to your financial representative,           an account statement. If no slip is available,
                 or mail to the address listed below.                     include a note specifying the fund name, your
                                                                          share class, your account number and the
                                                                          name(s) in which the account is registered.
                                                                        - Deliver the check and your investment slip or
                                                                          note to your financial representative, or mail
                                                                          to the address listed below.
 BY EXCHANGE
 [ARROW ICON]  - Call your financial representative, plan               - Call your financial representative, plan
                 administrator or the transfer agent at the               administrator or the transfer agent at the
                 number below to request an exchange. The                 number below to request an exchange. The
                 minimum exchange amount is $500 per fund.                minimum exchange amount is $500 per fund.
 BY WIRE
 [WIRE ICON]   - Deliver your completed application to your             - Instruct your bank to wire the amount of your
                 financial representative, or mail it to the              investment to:
                 address below.                                             State Street Bank and Trust Company
                                                                            Account # 9905-205-2
               - Obtain your account number by calling your                 Routing # 011000028
                 financial representative or the phone number
                 below.                                                   Specify the fund name, your share class, your
                                                                          account number and the name(s) in which the
               - Instruct your bank to wire the amount of your            account is registered. Your bank may charge a
                 investment to:                                           fee to wire funds.
                   State Street Bank and Trust Company
                   Account # 9905-205-2
                   Routing # 011000028
                 Specify the fund name, your share class, your
                 account number and the name(s) in which the
                 account is registered. Your bank may charge a
                 fee to wire funds.
 BY PHONE
 [PHONE ICON]  - See "By Wire" and "By Exchange"                        - Verify that your bank or credit union is a
                                                                           member of the Automated Clearing House (ACH)
                                                                          system.
                                                                        - Complete the "Telephone Exchanges and
                                                                          Telephone Redemption" and "Bank Account or
                                                                          Credit Union Information" sections on your
                                                                          account application.
                                                                        - Call the transfer agent at the number below to
                                                                          verify that these features are in place on
                                                                          your account.
                                                                        - Tell the transfer agent representative the
                                                                          fund name, your share class, your account
                                                                          number, the name(s) in which the account is
                                                                          registered and the amount of your investment.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                            OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                                                          FOR INSTRUCTIONS AND ASSISTANCE.

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES



 BY LETTER

               - Write a letter of instruction or complete a power of
[LETTER ICON]    attorney indicating the fund name, your share class, your
                 account number, the name(s) in which the account is
                 registered and the dollar value or number of shares you
                 wish to sell.
               - Include all signatures and any additional documents that may be required (see next page).
               - Mail the materials to the address below.
               - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                 letter of instruction.

 BY PHONE

 [PHONE ICON]  - Restricted to sales of up to $50,000 in any 7-day period.
               - For automated service 24 hours a day using your touch-tone phone, call the number shown below.
               - To place your order with a representative, call the
                 transfer agent at the number below between 8 A.M. and 6
                 P.M. Eastern Time on most business days. Generally, orders received after 4 P.M. Eastern Time will receive the next business day's offering price.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

               - Fill out the "Telephone Exchanges and Telephone
 [WIRE ICON]     Redemption" and "Bank Account or Credit Union Information"
                 sections of your new account application.
               - Call the transfer agent to verify that the telephone
                 redemption privilege is in place on an account, or to
                 request the forms to add it to an existing account.
               - Amounts of $1,000 or more will be wired on the next
                 business day. Your bank may charge a fee for this service.
               - Amounts of less than $1,000 may be sent by EFT or by
                 check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
               - Phone requests are limited to amounts up to $50,000 in a
                 7-day period.

 BY EXCHANGE

               - Obtain a current prospectus for the fund into which you
 [ARROW ICON]    are exchanging by calling your financial representative or the transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.


 SELLING SHARES IN WRITING

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
[LETTER ICON]
                - you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
Please note that a notary public CANNOT provide a signature guarantee.
Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                                9

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES


The net asset value per share (NAV) for the fund and Y Class shares is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.



Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of the fund's NAV may take place at a time that is different than when prices are determined for certain securities of foreign issuers and non-dollar securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in the fund's calculation of NAV.


 BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

 EXECUTION OF REQUESTS


The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or authorized broker-dealers and third-party administrators.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.


Although the fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the fund may apply.



In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.


 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange.


 RIGHT TO REJECT PURCHASE ORDERS/
 MARKET TIMING


Purchases and exchanges should be made for investment purposes only. The fund reserves the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if it determines that you exchange shares more than twice out of the same fund in a 90-day period.


 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SALES IN ADVANCE OF
 PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1%


 10                                              THE HARTFORD MUTUAL FUNDS, INC.

of the net asset value of the fund during any 90 day period for any one account.


 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and will be liable for any losses or fees that the funds or HIFSCO has incurred.


Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.


 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.


DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the fund will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of the fund.



TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some distributions paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long the fund investment is held. See your application for distribution options.


The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

THE HARTFORD MUTUAL FUNDS, INC.                                               11

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

In addition to Class Y shares, each fund also offers Class A, Class B and Class C shares. Class A, Class B and Class C shares are available to individual investors. Class A, Class B and Class C shares generally have operating expenses similar to Class Y shares, except for certain sales charges and distribution and transfer agent fees. Such expenses may affect performance. Please call the Transfer Agent at 1-888-843-7824 for additional information on the purchase of Class A, Class B or Class C shares.

 FINANCIAL HIGHLIGHTS


The fund began operations on October     , 2000. As a result, it has no
financial history for prior fiscal years.


 12                                              THE HARTFORD MUTUAL FUNDS, INC.

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Two documents are available that offer further information on the fund:


 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS


Additional information on the fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.


 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)


The SAI contains more detailed information on all aspects of the fund.


A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means are legally a part of) this prospectus.


To request a free copy of the current annual/ semiannual report and/or the SAI or for shareholder inquiries, please contact the fund at:


 BY MAIL:

The Hartford Mutual Funds, Inc.
P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:

Internet:

www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER: 811-07589

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS

                               OCTOBER 31, 2000



AS WITH ALL MUTUAL FUNDS, THE                     GLOBAL COMMUNICATIONS FUND
SECURITIES AND EXCHANGE COMMISSION                GLOBAL FINANCIAL SERVICES FUND
HAS NOT APPROVED OR DISAPPROVED                   U.S. GROWTH FUND
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford Mutual Funds, Inc. is a family of eighteen mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the Global Communications Fund, Global Financial Services Fund and U.S. Growth Fund. The U.S. Growth Fund is a diversified fund. The Global Communications Fund and Global Financial Services Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in non-diversified versus diversified funds, can be found on the pages following this introduction.



The investment manager to each fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------


A summary of each fund's goals,               The Hartford Global Communications Fund                       2
strategies, risks, performance and            The Hartford Global Financial Services Fund                   4
expenses.                                     The Hartford U.S. Growth Fund                                 6
Description of other investment               Other investment strategies and investment risks              8
strategies and investment risks.
Investment manager and management             Management of the funds                                      10
fee information.
Information on your account.                  About your account                                           11
                                              Choosing a share class                                       11
                                              How sales charges are calculated                             11
                                              Sales charge reductions and waivers                          12
                                              Opening an account                                           13
                                              Buying shares                                                14
                                              Selling shares                                               15
                                              Selling shares in writing                                    16
                                              Transaction policies                                         17
Further information on the funds.             Additional share classes                                     20
                                              Financial highlights                                         20
                                              For more information                                 back cover


THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of telecommunications companies worldwide. The fund takes a broad approach to investing in the telecommunications industry. It may invest in companies that: manufacture and distribute telecommunications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new telecommunications technologies.


The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the telecommunications industry to select companies with the following attributes:

    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    - Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    - Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in the industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the telecommunications industry and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in the telecommunications industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the telecommunications industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many sectors of the telecommunications industry may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the industry, the value of the fund's investment portfolio could decline substantially. In addition, companies in this industry can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this industry, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 telecommunications industry.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.41%      0.41%      0.38%
   Total operating expenses                          1.76%      2.41%      2.38%
   Fee waiver                                        0.11%      0.06%      0.03%
   Net expenses(1)(2)                                1.65%      2.35%      2.35%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  741    $  438
   Year 3                                               $1,068    $1,054    $  840
   Year 5                                               $1,449    $1,494    $1,368
   Year 10                                              $2,513    $2,767    $2,811

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  241    $  338
   Year 3                                               $1,068    $  754    $  840
   Year 5                                               $1,449    $1,294    $1,368
   Year 10                                              $2,513    $2,767    $2,811

THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services industry. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.

Because the financial services industry requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services industry to assess the competitive situation and consolidation dynamics in each region.

The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with a favorable risk/reward profile.

A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

    -  Management focuses on rewarding shareholders

    -  Market expectations of future earnings are too low

    - Market value does not reflect the fact that earnings are understated due to conservative accounting

    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers

The fund will consider selling a security when:

    - Its issuer's management has reverted to traditional attitudes towards shareholder value

    -  Market expectations of future earnings are too high

    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

    -  Market value exceeds the true value of the issuer's component businesses

    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in the industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the financial services industry and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.
The fund's investments are concentrated in the financial services industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the financial services industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Each sector of the financial services industry is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services industry generally is undergoing rapid change as existing distinctions between financial service sectors diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance sectors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 financial services industry.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.41%      0.41%      0.38%
   Total operating expenses                          1.76%      2.41%      2.38%
   Fee waiver                                        0.11%      0.06%      0.03%
   Net expenses(1)(2)                                1.65%      2.35%      2.35%

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  741    $  438
   Year 3                                               $1,068    $1,054    $  840
   Year 5                                               $1,449    $1,494    $1,368
   Year 10                                              $2,513    $2,767    $2,811

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  241    $  338
   Year 3                                               $1,068    $  754    $  840
   Year 5                                               $1,449    $1,294    $1,368
   Year 10                                              $2,513    $2,767    $2,811

THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD U.S. GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Growth Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization and blue chip equity securities representing all major sectors of the U.S. economy. The fund's holdings emphasize securities of growth oriented companies with market capitalizations in excess of $10 billion. The fund may invest up to [20]% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two-phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies favored by the fund include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

The fund will consider selling a security when:

    -  Confidence in management is lost

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other issuers in the industry are available at more attractive prices

Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                   THE HARTFORD U.S. GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Andrew J. Shilling
                                                   - Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1994
                                                   - Investment professional
                                                     since 1990

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.35%      0.35%      0.32%
   Total operating expenses                          1.55%      2.20%      2.17%
   Fee waiver                                        0.10%      0.05%      0.02%
   Net expenses(1)(2)                                1.45%      2.15%      2.15%


(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  720    $  418
   Year 3                                               $1,007    $  990    $  777
   Year 5                                               $1,345    $1,386    $1,262
   Year 10                                              $2,296    $2,551    $2,597


You would pay the following expenses if you did not redeem your shares:


EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  220    $  318
   Year 3                                               $1,007    $  690    $  777
   Year 5                                               $1,345    $1,186    $1,262
   Year 10                                              $2,296    $2,551    $2,597


THE HARTFORD MUTUAL FUNDS, INC.                                                7

OTHER INVESTMENT STRATEGIES AND INVESTMENT RISKS


--------------------------------------------------------------------------------



 INVESTMENT RISKS GENERALLY



There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or securities of issuers in the same industry.

 USE OF MONEY MARKET INVESTMENTS  FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its primary investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND  OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and derivative securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategies, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.


These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.


 FOREIGN INVESTMENTS



Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.



Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.


 8                                               THE HARTFORD MUTUAL FUNDS, INC.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


 THE FINANCIAL SERVICES INDUSTRY


The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various segments of this industry are subject to risks specific to their businesses.


The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.



The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.



The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.



The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending. Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.


 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

 TAX CONSEQUENCES OF PORTFOLIO  TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 ADDITIONAL INVESTMENT STRATEGIES  AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

THE HARTFORD MUTUAL FUNDS, INC.                                                9

 TERMS USED IN THIS PROSPECTUS


Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.



Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.



Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER


Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


 THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Communications Fund, Global Financial Services Fund and U.S. Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.



 MANAGEMENT FEES



Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:



U.S. GROWTH FUND



NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%



GLOBAL COMMUNICATIONS FUND AND GLOBAL FINANCIAL SERVICES FUND



NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%


 10                                              THE HARTFORD MUTUAL FUNDS, INC.

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Generally, purchase requests which, when combined with current holdings, for Class B shares in excess of $500,000 or Class C shares in excess of $1,000,000, will be processed as purchases of Class A shares.


 CLASS A

- Front-end sales charges, as described at right.

- Distribution and service (12b-1) fees of 0.35% (currently 0.30% due to contractual waiver by the distributor through at least April 30, 2001).

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
 HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the Global Communications Fund, Global Financial Services Fund and U.S. Growth Fund are listed below. The offering price includes the front end sales load.


                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $99,999      4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.



The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".


CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of

THE HARTFORD MUTUAL FUNDS, INC.                                               11
the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6 years                                None

CLASS C sales charges for all funds, regardless of the amount that is being purchased are as follows:


 FRONT-END SALES CHARGE

                            DEALER
                          COMMISSION
AS A % OF    AS A % OF   AS PERCENTAGE
OFFERING        NET       OF OFFERING
PRICE        INVESTMENT      PRICE
               1.01%
   1.00%                     1.00%

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     1.00%
After 1 year                                 None


For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.


Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

The distributor may pay commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and up to 2% of the purchase price of Class C shares purchased through dealers.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by affiliates of The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' Statement of Additional Information. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENTION -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

- for retirement plans under the following circumstances:

    (1) to return excess contributions,

    (2) hardship withdrawals as defined in the plan,

    (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

    (4) to meet minimum distribution requirements under the Internal Revenue
        Code,

    (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

    (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,


- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),



- participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more (1% CDSC applies if redeemed within 18 months),


- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, and


- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).



The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.


CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge.


ADDITIONAL COMPENSATION TO BROKERS In addition to the commissions described above, the distributor pays additional compensation to dealers based on a number of factors described in the fund's statement of additional information. This additional compensation is not paid by you.


 OPENING AN ACCOUNT

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES.

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

    - non-retirement accounts: $500

    - retirement accounts: $250

    - Automatic Investment Plans $25 to open; you must invest at least $25 a month

    - subsequent investments: $25

  Minimum investment amounts may be waived for present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               13

 BUYING SHARES

                               OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

 BY CHECK
                -   Make out a check for the investment amount,             -   Make out a check for the investment amount,
  CHECK ICON        payable to "The Hartford Mutual Funds, Inc."                payable to "The Hartford Mutual Funds, Inc."
                -   Deliver the check and your completed                    -   Fill out the detachable investment slip from
                    application to your financial representative,               an account statement. If no slip is available,
                    plan administrator or mail to the address                   include a note specifying the fund name, your
                    listed below.                                               share class, your account number and the
                                                                                name(s) in which the account is registered.
                                                                            -   Deliver the check and your investment slip or
                                                                                note to your financial representative, plan
                                                                                administrator or mail to the address listed
                                                                                below.
 BY EXCHANGE
                -   Call your financial representative, plan                -   Call your financial representative, plan
EXCHANGE ICON       administrator or the transfer agent at the                  administrator or the transfer agent at the
                    number below to request an exchange. The                    number below to request an exchange. The
                    minimum exchange amount is $500 per fund.                   minimum exchange amount is $500 per fund.
 BY WIRE
                -   Deliver your completed application to your              -   Instruct your bank to wire the amount of your
  WIRE ICON         financial representative, or mail it to the                 investment to:
                    address below.                                              State Street Bank and Trust Company
                                                                                  Account # 9905-205-2
                -   Obtain your account number by calling your                    Routing # 011000028
                    financial representative or the phone number
                    below.                                                      Specify the fund name, your choice of share
                                                                                class, the new account number and the name(s)
                -   Instruct your bank to wire the amount of your               in which the account is registered. Your bank
                    investment to:                                              may charge a fee to wire funds.
                    State Street Bank and Trust Company
                      Account # 9905-205-2
                      Routing # 011000028
                    Specify the fund name, your share class, your
                    account number and the name(s) in which the
                    account is registered. Your bank may charge a
                    fee to wire funds.
 BY PHONE
                -   See "By Wire" and "By Exchange"                         -   Verify that your bank or credit union is a
  PHONE ICON                                                                    member of the Automated Clearing House (ACH)
                                                                                system.
                                                                            -
                                                                                Complete the "Telephone Exchanges and
                                                                                Telephone Redemption" and "Bank Account or
                                                                                Credit Union Information" sections on your
                                                                                account application.
                                                                            -   Call the transfer agent at the number below to
                                                                                verify that these features are in place on
                                                                                your account.
                                                                            -   Tell the transfer agent representative the
                                                                                fund name, your share class, your account
                                                                                number, the name(s) in which the account is
                                                                                registered and the amount of your investment.
To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES



 BY LETTER

                -   Write a letter of instruction or complete a power of
 LETTER ICON        attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish to sell.
                -   Include all signatures and any additional documents that may be required (see next page).
                -   Mail the materials to the address below or to your plan
                    administrator.
                -   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    letter of instruction.

 BY PHONE

                -   Restricted to sales of up to $50,000 in any 7-day period.
  PHONE ICON
                - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 6 P.M. Eastern
                    Time on most business days. Generally, orders received after
                - 4 P.M. Eastern Time will receive the next business day's offering price.
                    For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

                -   Fill out the "Telephone Exchanges and Telephone Redemption"
  WIRE ICON         and "Bank Account or Credit Union Information" sections of your new account application.
                -
                    Call the transfer agent to verify that the telephone
                    redemption privilege is in place on an account, or to
                -   request the forms to add it to an existing account.
                    Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
                -   Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                    service.
                -   Phone requests are limited to amounts up to $50,000 in a
                    7-day period.

 BY EXCHANGE

                -   Obtain a current prospectus for the fund into which you are
  ARROW ICON        exchanging by calling your financial representative or the transfer agent at the number below.
                -
                    Call your financial representative or the transfer agent to request an exchange.

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)

                -   Fill out the checkwriting section of the application.
  CHECK ICON
                -   Request checkwriting on your account application.
                -   Verify that the shares to be sold were purchased more than
                    15 days earlier or were purchased by wire.
                -
                    Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional Investor
  Services".


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               15

 SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                -   your address of record has changed within the past 30 days
 LETTER ICON
                -   you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
     ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.

                -   Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                -   Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                -   Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                -   Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                -   Letter of instruction.
                -   On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                -   Letter of instruction signed by surviving tenant.
                -   Copy of death certificate.
                -   Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.

                -   Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES
    NOT LISTED ABOVE.

                -   Call 1-888-843-7824 for instructions.


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 16                                              THE HARTFORD MUTUAL FUNDS, INC.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES


The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.



Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's NAV may take place at a time that is different than when prices are determined for certain securities of foreign issuers and non-dollar securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of NAV.



 BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.
 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange.

 RIGHT TO REJECT PURCHASE ORDERS/  MARKET TIMING


Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if a fund determines that you exchange shares more than twice out of the same fund in a 90-day period (excluding automatic programs).


 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SMALL ACCOUNTS  (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

 SALES IN ADVANCE OF  PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

THE HARTFORD MUTUAL FUNDS, INC.                                               17

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.
 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend or distribution reinvestment) that affects your account balances
- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.


DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Global Communications Fund, Global Financial Services Fund, and U.S. Growth Fund will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.


TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.


AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:


- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($25 minimum) for your first investment amount payable to "The Hartford Mutual Funds, Inc." Deliver your check and application to your financial representative or the transfer agent.

 18                                              THE HARTFORD MUTUAL FUNDS, INC.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $100 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds, Inc. offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds, Inc. with a low minimum investment of $250. To find out more, call 1-888-843-7824.

THE HARTFORD MUTUAL FUNDS, INC.                                               19

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

Each fund also offers Class Y shares by a separate prospectus. Class Y shares are available only to the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the fund's officers. The differences in class expenses may affect performance.

The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

If you are considering a purchase of Class Y shares of a fund, please call the Transfer Agent at 1-888-843-7824 to obtain information about eligibility.


 FINANCIAL HIGHLIGHTS



The Global Communications Fund, Global Financial Services Fund and U.S. Growth
Fund began operations on October   , 2000. As a result, they have no financial
history for prior fiscal years.


 20                                              THE HARTFORD MUTUAL FUNDS, INC.

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Two documents are available that offer further information on the funds:


 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds, Inc.
P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:

Internet:  www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.
SEC FILE NUMBER: 811-07589

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS Y SHARES

                               PROSPECTUS

                               OCTOBER 31, 2000


AS WITH ALL MUTUAL FUNDS, THE                     GLOBAL COMMUNICATIONS FUND
SECURITIES AND EXCHANGE COMMISSION                GLOBAL FINANCIAL SERVICES FUND
HAS NOT APPROVED OR DISAPPROVED                   U.S. GROWTH FUND
THESE SECURITIES OR PASSED UPON
THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford Mutual Funds, Inc. is a family of eighteen mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class Y shares of the Global Communications Fund, Global Financial Services Fund and U.S. Growth Fund. The U.S. Growth Fund is a diversified fund. The Global Communications Fund and Global Financial Services Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in non-diversified versus diversified funds, can be found on the pages following this introduction.


The investment manager to each fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------


A summary of each fund's goals,               The Hartford Global Communications Fund                    2
strategies, risks, performance and            The Hartford Global Financial Services Fund                4
expenses.                                     The Hartford U.S. Growth Fund                              6

Description of other investment               Other investment strategies and investment risks           8
strategies and investment risks.

Investment manager and management             Management of the funds                                   11
fee information.

Information on your                           About your account                                        12
account.                                      Class Y investor requirements                             12
                                              Opening an account                                        12
                                              Buying shares                                             13
                                              Selling shares                                            14
                                              Selling shares in writing                                 14
                                              Transaction policies                                      15

Further information on the funds.             Additional share classes                                  17
                                              Financial highlights                                      17
                                              For more information                              back cover


THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Communications Fund seeks long-term capital appreciation.


INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of telecommunications companies worldwide. The fund takes a broad approach to investing in the telecommunications industry. It may invest in companies that: manufacture and distribute telecommunications equipment; companies that provide traditional local and long-distance telephone service and equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and companies developing new telecommunications technologies.


The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures and indicators of value. Wellington Management uses its in-depth knowledge of the telecommunications industry to select companies with the following attributes:

    - The current market price of its stock is at the low end of its historical relative valuation range

    - A positive change in operating results is anticipated but not yet reflected in the price of its stock

    - Unrecognized or undervalued assets

    - Management that demonstrates that it can convert the above factors into shareholder value

The fund will consider selling a security when:

    - Its target price is achieved

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other comparable issuers in the industry are available at more attractive prices

The fund's portfolio is heavily concentrated in the telecommunications industry and not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

The fund's investments are concentrated in the telecommunications industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the telecommunications industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.

Fierce competition in many sectors of the telecommunications industry may cause companies to significantly reduce the prices of their products, which can reduce the companies' profitability. Should this occur throughout the industry, the value of the fund's investment portfolio could decline substantially. In addition, companies in this industry can suffer significant adverse effects from obsolescence of existing equipment, short product cycles and new market entrants. Such effects could reduce such companies' profitability and the market value of their securities. Finally, companies in this industry, particularly telephone operating companies, are often subject to government regulation of rates of return and services that can be offered. Overall, the fund's returns may be more volatile than those of a fund that is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The Wellington Management's investment strategy will significantly influence the fund's performance. If the Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                         THE HARTFORD GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 telecommunications industry.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.24%
   Total operating expenses                                    1.24%
   Fee waiver                                                  0.04%
   Net expenses(1)                                             1.20%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  123
   Year 3                                                      $  392
   Year 5                                                      $  681
   Year 10                                                     $1,503


THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Financial Services Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of financial services companies worldwide. The fund takes a broad approach to investing in the financial services industry. It may invest in banks, savings and loan associations (and other thrifts), mortgage banking companies, insurance companies, securities brokers, asset management companies, leasing companies and consumer and industrial finance companies.
Because the financial services industry requires large pools of accumulated capital and stable economic, legal and political institutions, the vast majority of the world's market value in financial services stocks is located in North America and western Europe. Therefore the fund invests most of its assets in companies located in these two geographical regions. Wellington Management uses its in-depth knowledge of the financial services industry to assess the competitive situation and consolidation dynamics in each region.
The fund's investment process focuses on stock selection through fundamental (qualitative) analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value. Wellington Management uses this "bottom-up" approach to identify stocks with a favorable risk/reward profile.
A stock is considered to have a strong risk/reward profile if its issuer exhibits one or more of the following attributes:

    -  Management focuses on rewarding shareholders

    -  Market expectations of future earnings are too low

    - Market value does not reflect the fact that earnings are understated due to conservative accounting

    - Market value does not reflect the true value of the issuer's component businesses and there is some reason to believe that this disparity will not persist

    - It is an outstanding company but the stock is available at an average price because of the market's temporary indifference to quality

    - Its strength in a distinct product or geographic area makes it attractive to potential acquirers
The fund will consider selling a security when:

    - Its issuer's management has reverted to traditional attitudes towards shareholder value

    -  Market expectations of future earnings are too high

    - It can sell the security of an outstanding company at a significant premium due to the market's temporary overemphasis on quality

    -  Market value exceeds the true value of the issuer's component businesses

    - Market value does not reflect the fact that earnings are overstated due to aggressive accounting

    - Market value does not reflect the risk of potential problems in an important business component

    - Equity securities of other comparable issuers in the industry are available at more attractive prices
The fund's portfolio is heavily concentrated in the financial services industry and is not considered diversified. Although the fund does not invest more than 10% of its total assets in the securities of a single issuer, it often holds relatively large positions in the securities of particular issuers. Except for temporary defensive purposes, the fund remains substantially fully invested. The fund may invest in securities of companies of any size capitalization. Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund may invest in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.
Equity securities of small or mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.
The fund's investments are concentrated in the financial services industry. This means that the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio by investing across a variety of industries. Financial, business and economic factors affecting the financial services industry are likely to have a substantial impact on the fund. Because market conditions, interest rates, economic, regulatory and financial developments are likely to have similar effect on many companies in the industry, they are likely to have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the Fund may take larger positions in individual issuers than most mutual funds, it is subject to greater financial risk.
Each sector of the financial services industry is subject to extensive government regulation which can limit the amounts and types of loans and other financial commitments that companies can make, the interest rates and fees that they can charge, and the manner in which they distribute their products. Profitability can be largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect lending institutions. Insurance companies can be subject to severe price competition. The financial services industry generally is undergoing rapid change as existing distinctions between financial service sectors diminish. For example, recent mergers have combined insurance, finance and securities brokerage under single ownership. Likewise, some primarily retail companies have expanded into the securities brokerage and insurance sectors.
Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.
Wellington Management's management strategy will significantly influence the fund's performance. If the Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                     THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 financial services industry.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.24%
   Total operating expenses                                    1.24%
   Fee waiver                                                  0.04%
   Net expenses(1)                                             1.20%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  123
   Year 3                                                      $  392
   Year 5                                                      $  681
   Year 10                                                     $1,503


THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD U.S. GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Growth Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization and blue chip equity securities representing all major sectors of the U.S. economy. The fund's holdings emphasize securities of growth oriented companies with market capitalizations in excess of $10 billion. The fund may invest up to [20]% of its total assets in the securities of foreign issuers and non-dollar securities.

Wellington Management uses a two-phase investment strategy. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies favored by the fund include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position within an industry

The fund will consider selling a security when:

    -  Confidence in management is lost

    - Expectations of future earnings/returns of its issuer are reduced due to fundamental changes in the issuer's business prospects

    - Equity securities of other issuers in the industry are available at more attractive prices

Annual portfolio turnover is expected to be less than 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization growth companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                   THE HARTFORD U.S. GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Andrew J. Shilling
                                                   - Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1994
                                                   - Investment professional
                                                     since 1990

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.18%
   Total operating expenses                                    1.03%
   Fee waiver                                                  0.03%
   Net expenses(1)                                             1.00%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  103
   Year 3                                                      $  326
   Year 5                                                      $  568
   Year 10                                                     $1,262


THE HARTFORD MUTUAL FUNDS, INC.                                                7

OTHER INVESTMENT STRATEGIES AND INVESTMENT RISKS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY


There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.



The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments, or securities of issuers in the same industry.


 USE OF MONEY MARKET INVESTMENTS
 FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its primary investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and derivative securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the Funds; and it may not always be feasible for a Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

 FOREIGN INVESTMENTS


Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.


Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 THE FINANCIAL SERVICES INDUSTRY


The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments and can be significantly affected by availability and cost of capital, changes in interest rates and price competition. In addition, various segments of this industry are subject to risks specific to their businesses.


The banking industry will be significantly affected by the recent adoption of federal legislation that has diminished the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this legislation could expose banks to well-financed competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions greatly impact banks that face exposure to credit losses and banks can be significantly affected by interest rate changes.

The brokerage and investment management industry (and certain segments of the life insurance industry) is significantly affected by changes in government regulations, brokerage commission structure, large capital requirements and a very competitive environment. The performance of companies in the brokerage and investment management businesses can be closely tied to the performance of the securities markets and can suffer substantially during market declines. Revenues can also depend on overall market activity.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of reserves and cash flows, the inability of reinsurance carriers to pay claims, liability for coverage of environmental clean-up costs from past years, and as yet unidentified liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes. For example, possible changes in government regulations affecting the health care system could have a dramatic impact on the health insurance industry in the future.

The residential finance and mortgage industry can be significantly affected by changes in government regulation, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions (in response to high failure rates) have mandated higher capital ratios and more prudent lending. Reduced capacity among insured institutions has created growth opportunities for uninsured companies and secondary market products to fulfill unmet demand for home finance. Change continues in the origination, packaging, selling, holding and insuring of home finance products.

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

 TAX CONSEQUENCES OF PORTFOLIO
 TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 ADDITIONAL INVESTMENT STRATEGIES
 AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

THE HARTFORD MUTUAL FUNDS, INC.                                                9

 TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

 10                                              THE HARTFORD MUTUAL FUNDS, INC.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER


Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.



 THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Communications Fund, Global Financial Services Fund and U.S. Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

 MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:


U.S. GROWTH FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

GLOBAL COMMUNICATIONS FUND AND GLOBAL FINANCIAL SERVICES FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

THE HARTFORD MUTUAL FUNDS, INC.                                               11

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CLASS Y SHARE INVESTOR REQUIREMENTS

In order to buy Class Y shares you must qualify as one of the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

 OPENING AN ACCOUNT

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is $1 million although this minimum may be waived at the discretion of the funds' officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

 BUYING SHARES

               OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT

 BY CHECK
  CHECK ICON   - Make out a check for the investment amount,            - Make out a check for the investment amount,
                 payable to "The Hartford Mutual Funds, Inc."             payable to "The Hartford Mutual Funds, Inc."
               - Deliver the check and your completed                   - Fill out the detachable investment slip from
                 application to your financial representative, or         an account statement. If no slip is available,
                 mail to the address listed below.                        include a note specifying the fund name, your
                                                                          share class, your account number and the
                                                                          name(s) in which the account is registered.
                                                                        - Deliver the check and your investment slip or
                                                                          note to your financial representative, or mail
                                                                          to the address listed below.
 BY EXCHANGE
  ARROW ICON   - Call your financial representative, plan               - Call your financial representative, plan
                 administrator or the transfer agent at the               administrator or the transfer agent at the
                 number below to request an exchange. The                 number below to request an exchange. The
                 minimum exchange amount is $500 per fund.                minimum exchange amount is $500 per fund.
 BY WIRE
  WIRE ICON    - Deliver your completed application to your             - Instruct your bank to wire the amount of your
                 financial representative, or mail it to the              investment to:
                 address below.                                             State Street Bank and Trust Company
                                                                            Account # 9905-205-2
               - Obtain your account number by calling your                 Routing # 011000028
                 financial representative or the phone number
                 below.                                                   Specify the fund name, your share class, your
                                                                          account number and the name(s) in which the
               - Instruct your bank to wire the amount of your            account is registered. Your bank may charge a
                 investment to:                                           fee to wire funds.
                   State Street Bank and Trust Company
                   Account # 9905-205-2
                   Routing # 011000028
                 Specify the fund name, your share class, your
                 account number and the name(s) in which the
                 account is registered. Your bank may charge a
                 fee to wire funds.
 BY PHONE
  PHONE ICON   - See "By Wire" and "By Exchange"                        - Verify that your bank or credit union is a
                                                                          member of the Automated Clearing House (ACH)
                                                                          system.
                                                                        - Complete the "Telephone Exchanges and
                                                                          Telephone Redemption" and "Bank Account or
                                                                          Credit Union Information" sections on your
                                                                          account application.
                                                                        - Call the transfer agent at the number below to
                                                                          verify that these features are in place on
                                                                          your account.
                                                                        - Tell the transfer agent representative the
                                                                          fund name, your share class, your account
                                                                          number, the name(s) in which the account is
                                                                          registered and the amount of your investment.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                            OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                                                          FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               13

 SELLING SHARES



 BY LETTER

               - Write a letter of instruction or complete a power of
 LETTER ICON     attorney indicating the fund name, your share class, your
                 account number, the name(s) in which the account is
                 registered and the dollar value or number of shares you
                 wish to sell.
               - Include all signatures and any additional documents that may be required (see next page).
               - Mail the materials to the address below.
               - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                 letter of instruction.

 BY PHONE

  PHONE ICON   - Restricted to sales of up to $50,000 in any 7-day period.
               - For automated service 24 hours a day using your touch-tone phone, call the number shown below.
               - To place your order with a representative, call the
                 transfer agent at the number below between 8 A.M. and 6 P.M.
                 Eastern Time on most business days. Generally, orders
                 received after 4 P.M. Eastern Time will receive the next
                 business day's offering price.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

               - Fill out the "Telephone Exchanges and Telephone
  WIRE ICON      Redemption" and "Bank Account or Credit Union Information"
                 sections of your new account application.
               - Call the transfer agent to verify that the telephone
                 redemption privilege is in place on an account, or to
                 request the forms to add it to an existing account.
               - Amounts of $1,000 or more will be wired on the next
                 business day. Your bank may charge a fee for this service.
               - Amounts of less than $1,000 may be sent by EFT or by
                 check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
               - Phone requests are limited to amounts up to $50,000 in a
                 7-day period.

 BY EXCHANGE

               - Obtain a current prospectus for the fund into which you
  ARROW ICON     are exchanging by calling your financial representative or the transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.


 SELLING SHARES IN WRITING

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
 LETTER ICON
                - you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
Please note that a notary public CANNOT provide a signature guarantee.
Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's NAV may take place at a time that is different than when prices are determined for certain securities of foreign issuers and non-dollar securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of NAV.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the funds may apply.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange.

 RIGHT TO REJECT PURCHASE ORDERS/
 MARKET TIMING

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if a fund determines that you exchange shares more than twice out of the same fund in a 90-day period.

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SALES IN ADVANCE OF
 PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.



THE HARTFORD MUTUAL FUNDS, INC.                                               15
retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Global Communications Fund, Global Financial Services Fund, and U.S. Growth Fund will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some distributions paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

 16                                              THE HARTFORD MUTUAL FUNDS, INC.

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

In addition to Class Y shares, each fund also offers Class A, Class B and Class C shares. Class A, Class B and Class C shares are available to individual investors. Class A, Class B and Class C shares generally have operating expenses similar to Class Y shares, except for certain sales charges and distribution and transfer agent fees. Such expenses may affect performance. Please call the Transfer Agent at 1-888-843-7824 for additional information on the purchase of Class A, Class B or Class C shares.

 FINANCIAL HIGHLIGHTS


The Global Communications Fund, Global Financial Services Fund and U.S. Growth
Fund began operations on October     , 2000. As a result, they have no financial
history for prior fiscal years.


THE HARTFORD MUTUAL FUNDS, INC.                                               17

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Two documents are available that offer further information on the funds:


 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds, Inc.
P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:

Internet:

www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.
SEC FILE NUMBER: 811-07589

                                     PART B

                 THE HARTFORD MUTUAL FUNDS, INC. (the "Company")

                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                          THE HARTFORD U.S. GROWTH FUND
                       THE HARTFORD LARGE CAP FOCUS FUND


                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES













                                 P.O. Box 219054
                           Kansas City, M0 64121-9054
                                 1-888-843-7824



         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Company's Class A, Class B and Class C prospectus and Class Y prospectus. To obtain a free copy of either prospectus send a written request to: The Hartford Mutual Funds, Inc., P.O. Box 219054, Kansas City, MO 64121-9054 or call the number listed above.


Date of Prospectus: October 31, 2000
Date of Statement of Additional Information: October 31, 2000

TABLE OF CONTENTS                                           PAGE
GENERAL INFORMATION ......................................      3
INVESTMENT OBJECTIVES AND POLICIES .......................      3
MANAGEMENT OF THE COMPANY ................................     13
INVESTMENT ADVISORY ARRANGEMENTS .........................     18
FUND EXPENSES ............................................     20
DISTRIBUTION ARRANGEMENTS ................................     20
DISTRIBUTION FINANCING PLANS .............................     22
PORTFOLIO TRANSACTIONS AND BROKERAGE .....................     24
DETERMINATION OF NET ASSET VALUE .........................     25
PURCHASE AND REDEMPTION OF SHARES ........................     25
INVESTMENT PERFORMANCE ...................................     28
TAXES ....................................................     32
PRINCIPAL UNDERWRITER ....................................     35
CUSTODIAN ................................................     35
TRANSFER AGENT SERVICES ..................................     35
INDEPENDENT PUBLIC ACCOUNTANTS ...........................     36
OTHER INFORMATION ........................................     36
FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ............     36
APPENDIX .................................................

                               GENERAL INFORMATION

         The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of eighteen separate portfolios. This SAI relates to four of the Funds (each a "Fund" or together the "Funds"). The Company was organized as a Maryland Corporation on March 21, 1996. Hartford Investment Financial Services Company ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect majority owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $165 billion in assets. In addition, as investment sub-advisers, Wellington Management Company LLP ("Wellington Management) provides the day-to-day investment management of the Funds. Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity and variable life insurance products issued by The Hartford and its affiliates and for certain retirement plans.

                       INVESTMENT OBJECTIVES AND POLICIES

A.       FUNDAMENTAL RESTRICTIONS OF THE FUNDS

         Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

         The investment objective and principal investment strategies of each Fund are set forth in the Prospectus. Set forth below is the fundamental investment policies applicable to each Fund followed by the non-fundamental policies applicable to each Fund.

         Each Fund may not:

         1. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities). This restriction does not apply to the Global Communications Fund or the Global Financial Services Fund.


         2. Borrow money, except (a) the fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33% of its total assets (including the amount borrowed), (b) the fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the fund may purchase securities on margin to the extent permitted by applicable law and (e) the fund may engage in transactions in mortgage dollar rolls which are accounted for financings,


         3. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

         4. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the fund may be deemed to be an underwriting.

         5. Invest in commodities or commodity contracts, except that the fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

         6. Issue senior securities to the extent such issuance would violate applicable law.

         7. Purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts) (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

         8. With respect to 75% of a Fund's total assets, except the Global Communications Fund and the Global Financial Services Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

         The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         Each Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of a Fund's total assets.

         4. Except for the Large Cap Focus Fund, sell securities short or maintain a short position except for short sales against the box.

         5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities. This policy does not apply to the Global Communications Fund and the Global Financial Services Fund.

         6. Acquire any security which is not readily marketable if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities.

         7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

         Each Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

                  (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

                  (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

         MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS The investment objective and principal investment strategies for each Fund are discussed in the Fund's prospectus. A further description of certain investment strategies of each Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES A Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management, subject to the overall supervision of HIFSCO. Such Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

         Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. A Fund will establish a segregated account with the Company's custodian bank in which a Fund will maintain liquid assets equal in value to a Fund's obligations in respect of reverse repurchase agreements.

         DEBT SECURITIES Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

         INVESTMENT GRADE DEBT SECURITIES Each Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

         HIGH YIELD-HIGH RISK DEBT SECURITIES Each Fund is permitted to invest up to 5% of its assets in debt securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The Funds may invest in mortgage-related securities which include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which a Fund may invest differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         ASSET-BACKED SECURITIES Each Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

         EQUITY SECURITIES Each Fund may invest all or a portion of their assets in equity securities which include common stocks, preferred stocks, securities convertible into common stock, and warrants or rights to acquire common stock.

         SMALL CAPITALIZATION SECURITIES Each Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well established companies. Small Capitalization

Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Generally, foreign issuers include (1) Companies organized outside of the United States (2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency. Each Fund is permitted to invest a portion of its assets in securities of foreign issuers and non-dollar securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the UNDERLYING security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         The U.S. Growth Fund and Large Cap Focus Fund are permitted to invest up to 20% of their assets in the securities of foreign issuers and non-dollar securities. The Global Communications Fund and Global Financial Fund may invest all of their assets in such securities.

         Investing in securities issued by foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by foreign issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of foreign securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign sovereign debt will expose a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         CURRENCY TRANSACTIONS Each Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

         The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest RATES that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Fund holds in its portfolio or that it intends to purchase. For example, if a Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

         A Fund may write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies. A Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

         To hedge against fluctuations in currency exchange rates, a Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

         The Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with a Fund's investment objectives and policies.

         Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, a Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian liquid assets equal in value to the deficiency.

         To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of a Fund's assets at risk to 5%.

         Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Fund would have been in a better position had it not used such a strategy at all.

         SWAP AGREEMENTS Each Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         The Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Company's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid securities.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

         ILLIQUID SECURITIES Each Fund is permitted to invest in illiquid securities. A Fund will not, however, acquire illiquid securities if 15% of its net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. Each Fund may purchase certain restricted securities (commonly known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. A Fund may not be able to sell illiquid securities when Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

         Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if Wellington Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

         SHORT SALES       [TO BE ADDED IF NECESSARY]

         OTHER INVESTMENT COMPANIES Each Fund is permitted to invest in other investment companies. The investment companies in which a Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or
(3) more than 5% of the Fund's assets would be invested in any one such investment company.

         LENDING PORTFOLIO SECURITIES Each of the Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Fund. While the securities are on loan the borrower will pay the respective Fund any income accruing thereon. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and
(2) the value of all loaned securities of any Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                            MANAGEMENT OF THE COMPANY

         The business of the Company is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the Company and who execute policies formulated by the directors. The directors and officers of the Company and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Company, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

                                                        POSITION
                 NAME, ADDRESS, AGE                     HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                         COMPANY                       DURING LAST 5 YEARS
--------------------------------------------------     -----------    ---------------------------------------------------------
ROBERT J. CLARK (age 67)                               Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                                   American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                                   Previously, Mr. Clark served in positions of increasing
                                                                      responsibility with Aetna Life & Casualty Company from
                                                                      1955 to 1989 retiring as President of the Commercial
                                                                      Insurance Division. Mr. Clark is also an active
                                                                      director or trustee with Hartford Health Care
                                                                      Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                      St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 67)                        Director       Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                                    College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                               College, St. Francis Hospital, Connecticut Higher
                                                                      Education Student Loan Administration, and The National
                                                                      Conference (Greater Hartford Board of Directors).

WILLIAM ATCHISON O'NEILL (age 69)                      Director       The Honorable William A. O'Neill served as Governor of
Box 360                                                               the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                                presently retired.

                                                        POSITION
                 NAME, ADDRESS, AGE                     HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                         COMPANY                       DURING LAST 5 YEARS
--------------------------------------------------     -----------    ---------------------------------------------------------
MILLARD HANDLEY PRYOR, JR. (age 66)                    Director       Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                                 Clark Company, Hartford, Connecticut, since June, 1992.
Bloomfield, CT 06002                                                  He served as Chairman and Chief Executive Officer of
                                                                      Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is
                                                                      a Director of Pryor & Clark Company, Corcap, Inc., the
                                                                      Wiremold Company, Hoosier Magnetics, Inc., Infodata
                                                                      Systems, Inc. and Pacific Scientific Corporation.

LOWNDES ANDREW SMITH* (age 60)                         Director and   Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                                          Chairman       Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                               President and Chief Executive Officer of Hartford Life,
                                                                      Inc. since February, 1997, and as President and Chief
                                                                      Operating Officer of The Hartford Life Insurance
                                                                      Companies since January, 1989. He was formerly Senior
                                                                      Vice President and Group Comptroller of The Hartford
                                                                      Insurance Group from 1987-1989. He has been a Director
                                                                      of Connecticut Children's Medical Center since 1993, a
                                                                      Director of American Counsel of Life Insurance from
                                                                      1993-1996 and 1998-present, and a Director of Insurance
                                                                      Marketplace Standards Association from 1996 to present.
                                                                      Mr. Smith is also President and a Director of HIFSCO
                                                                      and HL Advisors.

JOHN KELLEY SPRINGER (age 68)                          Director       Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                                     Inc. From 1986 to 1997 he served as Chief Executive
Hartford, CT 06103                                                    Officer of Connecticut Health System, Inc. Formerly, he
                                                                      served as the Chief Executive Officer of Hartford
                                                                      Hospital, Hartford, Connecticut (June, 1976 - August,
                                                                      1989). He is also a Director of Hartford Hospital, and
                                                                      CHS Insurance Ltd. (Chairman).

DAVID M. ZNAMIEROWSKI (age 39)                         President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                                   and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                                   Investment Strategy for Hartford Life, Inc. Mr.
                                                                      Znamierowski previously was Vice President, Investment
                                                                      Strategy and Policy with Aetna Life & Casualty Company
                                                                      from 1991 to 1996 and held several positions including
                                                                      Vice President, Corporate Finance with Solomon Brothers
                                                                      from 1986 to 1991. Mr. Znamierowski is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing
                                                                      Member and Senior Vice President of HL Advisors.

                                                        POSITION
                 NAME, ADDRESS, AGE                     HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                         COMPANY                       DURING LAST 5 YEARS
--------------------------------------------------     -----------    ---------------------------------------------------------
PETER CUMMINS (age 62)                                 Vice           Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                                         President      1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                               marketing of the Investment Products Division of
                                                                      Hartford Life Insurance Company. He is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing Member
                                                                      and Senior Vice President of HL Advisors.

ANDREW WILLIAM KOHNKE (age 41)                         Vice           Mr. Kohnke serves as Managing Director and a Director
55 Farmington Avenue                                   President      of HIMCO.  Previously he served as Vice President of
Hartford, CT 06105                                                    HIMCO (1986-1996) and Investment Manager for HIMCO
                                                                      (1983-1986). Mr. Kohnke is also a Director and Senior
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Senior Vice President of HL Advisors.

THOMAS MICHAEL MARRA (age 41)                          Vice           Mr. Marra has served as Chief Operating Officer since
P.O. Box 2999                                          President      2000, Executive Vice President since 1996, and as
Hartford, CT 06104-2999                                               Senior Vice President and Director since 1994 of the
                                                                      Investment Products Division of Hartford Life Insurance
                                                                      Company. Mr. Marra is also a Director and Executive
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Executive Vice President of HL Advisors.

CHARLES MINER O'HALLORAN (age 52)                      Vice           Mr. O'Halloran has served as Senior Vice President
Hartford Plaza                                         President      since January, 1998, Corporate Secretary from 1996 to
Hartford, CT 06115                                     and Secretary  1998, Vice President since 1994 and Senior Associate
                                                                      General Counsel since 1988 of The Hartford Financial
                                                                      Services Group, Inc. Mr. O'Halloran is also a Director,
                                                                      Secretary and General Counsel of HIMCO.

GEORGE RICHARD JAY (age 47)                            Controller     Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                                          and Treasurer  Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                                               Life Insurance Company since 1987.


KEVIN J. CARR (age 45)                                 Assistant      Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                                   Secretary      1999, Counsel since November 1996 and Associate Counsel
Hartford, CT 06105                                     and Counsel    since November 1995, of The Hartford Financial Services
                                                                      Group, Inc. Formerly he served as Counsel of Connecticut
                                                                      Mutual Life Insurance Company from March 1995 to November
                                                                      1995 and Associate Counsel of 440 Financial Group of
                                                                      Worcester from 1994 to 1995. Mr. Carr is also Counsel and
                                                                      Assistant Secretary of HL Advisors and HIFSCO and Assistant
                                                                      Secretary of HIMCO.

                                                        POSITION
                 NAME, ADDRESS, AGE                     HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                         COMPANY                       DURING LAST 5 YEARS
--------------------------------------------------     -----------    ---------------------------------------------------------
CHRISTOPHER JAMES COSTA (age 35)                       Assistant      Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                                          Secretary      Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                               Formerly he served as the Tax Manager and Assistant
                                                                      Treasurer of The Phoenix Mutual Funds from June 1994 to
                                                                      June 1996 and as a Tax Consultant with Arthur Andersen LLP from September 1990 to June 1994.

         An Audit Committee and Nominating Committee have been appointed for the Company. Each Committee is made up of those directors who are not "interested persons" of the Company.

         All board members and officers of the Fund are also board members and officers of the following registered investment companies: Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Series Fund, Inc. Shares of each of these investment companies are offered to and may only be purchased by holders of variable annuity and variable life insurance contracts issued by The Hartford and its affiliates or certain qualified retirement plans.

         The sales load for Class A shares of the Company is waived for present and former officers, directors and employees of the Company, The Hartford, Wellington Management, the transfer agent and their affiliates.

         COMPENSATION OF OFFICERS AND DIRECTORS The Company pays no salaries or compensation to any of its officers or directors affiliated with The Hartford. The chart below sets forth the fees paid by the Company to the non-interested Directors for the 1999 fiscal year and certain other information:

                                                    Pension Or                                Total Compensation
                               Aggregate            Retirement Benefits    Estimated Annual   From Company And
                               Compensation From    Accrued As Part Of     Benefits Upon      Fund Complex Paid To
Name of Person, Position       Company              Fund Expenses          Retirement         Directors*
--------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director          $2,337.50                $0                   $0                 $8,250
Winifred E. Coleman, Director      $8,737.50                $0                   $0                 $31,000
William A. O'Neill, Director       $8,737.50                $0                   $0                 $31,000
Millard H. Pryor, Director         $7,737.50                $0                   $0                 $28,000
John K. Springer, Director         $8,737.50                $0                   $0                 $31,000

*As of December 31, 1999, there were thirty-one funds in the Complex.

         OTHER INFORMATION ABOUT THE COMPANY The Company was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 4.8 billion shares of common stock, par value $0.001 per share (Common Stock). The shares of Common Stock are divided into eighteen series: Global Health Fund (300,000,000); Global Technology Fund (300,000,000); Small Company Fund (300,000,000 shares); Capital Appreciation Fund (300,000,000 shares); MidCap Fund (300,000,000 shares); International Opportunities Fund

(300,000,000 shares); Global Leaders Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Growth and Income Fund (300,000,000 shares); Dividend and Growth Fund (300,000,000 shares); Advisers Fund (400,000,000 shares); High Yield Fund (300,000,000 shares); Bond Income Strategy Fund (300,000,000 shares) and Money Market Fund (800,000,000 shares); Global Communications Fund (______); Global Financial Services Fund (_____); U.S. Growth Fund(________); Large Cap Focus Fund(_______). The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the Directors have authorized the issuance of four classes of shares of each of the Funds designated in each instance as Class A, Class B, Class C and Class Y shares.

         The shares of the Funds are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Directors and accountants. Shares of a Fund vote together as a class on matters that affect the Fund in substantially the same manner. Matters pertaining only to one or more Funds will be voted upon only by those Funds. As to matters affecting a single class, shares of such class will vote separately. Shares of the Funds do not have cumulative voting rights. The Company and the Funds do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 25% of the Company's outstanding shares. Each Fund's shares are fully paid, and nonassessable and, when issued, have no preference, preemptive, conversion or similar rights and are freely transferable.

         The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law and the federal securities laws. The Company's Bylaws provide that the Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         The start dates of each fund are as follows:

          Advisers Fund                                     July 22, 1996
          Bond Income Strategy Fund                         July 22, 1996
          Capital Appreciation Fund                         July 22, 1996
          Dividend and Growth Fund                          July 22, 1996
          International Opportunities Fund                  July 22, 1996
          Money Market Fund                                 July 22, 1996
          Small Company Fund                                July 22, 1996
          Stock Fund                                        July 22, 1996
          MidCap Fund                                       December 31, 1997
          Growth and Income Fund                            April 30, 1998
          Global Leaders Fund                               September 30, 1998
          High Yield Fund                                   September 30, 1998
          Global Health Fund                                May 1, 2000
          Global Technology Fund                            May 1, 2000
          Global Communications Fund                        October 31, 2000

          Global Financial Services Fund                    October 31, 2000
          U.S. Growth Fund                                  October 31, 2000
          Large Cap Focus Fund                              October 31, 2000


         As of October 31, 2000, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Company. As of that date, the following persons held the following interests in the Funds equal to 5% or more of outstanding shares of a class:

                                         Class A      Class B       Class C      Class Y
 COMMUNICATIONS FUND
 HL Investment Advisors                   100%          100%         100%         100%
 Hartford, CT

 GLOBAL FINANCIAL SERVICES
 HL Investment Advisors                   100%          100%         100%         100%
 Hartford, CT

 U.S. GROWTH FUND
 HL Investment Advisors                   100%          100%         100%         100%
 Hartford, CT

 LARGE CAP FOCUS FUND
 HL Investment Advisors                   100%          100%         100%         100%
 Hartford, CT


        INVESTMENT ADVISORY ARRANGEMENTS The Company, on behalf of each Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's Board of Directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, each Fund pays for these services directly.

         With respect to the Global Communications Fund, Global Financial Services Fund, U.S. Growth Fund and Large Cap Focus Fund, HIFSCO has entered into an investment subadvisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.

         As provided by the investment management agreement, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. HIFSCO, not any Fund, pays the subadvisory fees to Wellington Management.

         No person other than Wellington Management and their directors and employees regularly furnishes advice to the Funds with respect to the desirability of the Funds investing in, purchasing or selling securities. Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

         Securities held by any Fund may also be held by other funds and other clients for which Wellington Management or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any Fund or client accounts (including other funds) for which Wellington Management act as an investment adviser, (including the Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Wellington Management or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         HIFSCO has agreed to limit the expenses of each of the Funds through February 28, 2002 by reimbursing each Fund when total fund expenses exceed the following percentages:

FUND NAME                                 CLASS A              CLASSES B & C             CLASS Y
---------                                 -------              -------------             -------
Global Communications Fund                 1.65%                   2.35%                  1.20%
Global Financial Services Fund             1.65%                   2.35%                  1.20%
U.S. Growth Fund                           1.45%                   2.15%                  1.00%
Large Cap Focus Fund                       1.45%                   2.15%                  1.00%

         Pursuant to the investment management agreement or investment subadvisory agreement, neither HIFSCO or Wellington Management is liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.

         HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury Connecticut 06070, was organized in 1995. As of December 31, 1999, HIFSCO had approximately $6 billion of assets under management. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc.

         Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999, Wellington Management had investment management authority with respect to approximately $235 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

         The investment management agreement and investment subadvisory agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Company including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The contract automatically terminates upon assignment. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the respective Fund, by HIFSCO upon written notice to Wellington Management, and by Wellington Management upon 90 days' written notice to HIFSCO (with respect to that Fund only).

         Each Fund as well as HIFSCO and Wellington Management and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each Fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.

                                  FUND EXPENSES

         EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Fund under the Investment Company Act, (iii) auditing, accounting and legal expenses, (iv) taxes and interest, (v) governmental fees, (vi) expenses of issue, sale, repurchase and redemption of Fund shares, (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker- dealer or agent under state securities laws, (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefore,
(ix) expenses of reports to governmental officers and commissions, (x) insurance expenses, (xi) association membership dues, (xii) fees, expenses and disbursements of custodians for all services to the Fund, (xiii) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xiv) expenses for servicing shareholder accounts, (xv) any direct charges to shareholders approved by the Directors of the Fund, (xvi) compensation and expenses of Directors of the Fund who are not "interested persons" of the Fund, and (xvii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its Directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

         Hartford Investment Financial Services Company ("HIFSCO") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Company. HIFSCO is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Fund are continuously offered and sold by selected broker-dealers who have executed selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the SEC and qualifying them with state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

      HIFSCO has been authorized by the Funds to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances the Funds will be deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders will be priced at the Funds' net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Funds.

      HIFSCO and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Company's shares and/or for the servicing of those shares. These payments ("Additional Payments") are in addition to sales commissions reallowed to dealers. These Additional Payments may take the form of "due diligence" payments for a broker's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, HIFSCO and its affiliates make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a broker or financial institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the brokers or financial institutions involved. Furthermore, and subject to NASD regulations, HIFSCO and its affiliates may contribute to various non-cash and cash incentive arrangements of dealers to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive from their dealers prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also reimburse dealers and financial institutions for the travel expenses, meals, lodging and entertainment of brokers or their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different broker-dealers or financial institutions, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale.

      Generally commissions are reallowed to broker-dealers as follows:

Global Communications, Global Financial Services, U.S. Growth Fund and Large Cap Focus Fund.

                                     FRONT-END        FRONT-END
                                   SALES CHARGE      SALES CHARGE     COMMISSION AS
                                       AS A              AS A         PERCENTAGE OF
AMOUNT OF PURCHASE                  PERCENTAGE      PERCENTAGE OF     OFFERING PRICE
                                    OF OFFERING         AMOUNT
                                       PRICE           INVESTED

Less than $50,000                      5.50%            5.82%             4.75%

$50,000 or more but less than          4.50%            4.71%             4.00%
$100,000

$100,000 or more but less than         3.50%            3.63%             3.00%
$250,000

$250,000 or more but less than         2.50%            2.56%             2.00%
$500,000

                                     FRONT-END        FRONT-END
                                   SALES CHARGE      SALES CHARGE     COMMISSION AS
                                       AS A              AS A         PERCENTAGE OF
AMOUNT OF PURCHASE                  PERCENTAGE      PERCENTAGE OF     OFFERING PRICE
                                    OF OFFERING         AMOUNT
                                       PRICE           INVESTED

$500,000 or more but less than         2.00%            2.04%             1.75%
$1 million

$1 million or more                      0%                0%                0%



      The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, the distributor may provide compensation to dealers of record for certain shares purchased without a sales charge.

      The distributor pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers.

      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06070. HIFSCO was organized as a Delaware Corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

                          DISTRIBUTION FINANCING PLANS

      The Company has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of each Fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

      CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

      CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class B shares or provide maintenance and personal services to existing Class B shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

      CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class C shares or provide maintenance and personal services to existing Class C shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including (a) payment of initial and ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell each Fund's shares;
(b) compensation to employees of the Distributor; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, advertisements and other distribution-related expenses (including personnel of HIFSCO) and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means HIFSCO is paid the agreed upon fee regardless of HIFSCO's expenditures.

      In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the Company's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

      The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors and HIFSCO and Wellington Management are primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the Funds, Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the Funds.

      Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      While Wellington Management seeks to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide supplemental investment research to Wellington Management may receive orders for transactions from Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of Wellington Management, a Fund will be benefited by such supplemental research services, it is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by Wellington Management under the investment advisory agreement or the investment subadvisory agreement. The expenses of Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by Wellington Management for portfolio transactions for other clients.

      Investment decisions for the Funds will be made independently from those of any other clients that may be (or in the future may be) managed by Wellington Management or its affiliates. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Company's Board of Directors, available securities may be allocated to each Fund or other client account and may be averaged as to price in whatever manner Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

      Although the rules of the NASD prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

                          DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of each Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the Funds' Prospectus. The Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. All other Funds' short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.

      Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Directors.

      A Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. A Fund's offering price per Class C share is determined by adding the initial sales charge to the net asset value per share. Class B and Class Y shares are offered at net asset value without the imposition of an initial sales charge.

                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Funds' Prospectus.

      For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' Prospectus.

      RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of any Funds of the Company at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Funds of the Company and the current account value of certain annuity or variable life contracts issued by affiliates of The Hartford. These products currently include variable annuities and variable life insurance products where at least one Hartford-sponsored fund is offered and the following fixed annuities: CRC, Saver, Saver Bonus and Harvester. The insurance product must be owned by a natural person (not part of a group product). For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. The Transfer Agent must be notified by you or your broker each time a qualifying purchase is made.

      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, National Financial Data Services, Inc. ("NFDS"), the Company's transfer agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to NFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by NFDS pay such difference in sales charge, NFDS will redeem an appropriate number of escrowed shares in order to realize such difference. The Letter of Intent may be backdated up to 90 days. Additional information about the terms of the Letter of Intent are available from your registered representative or from NFDS at 1-888-843-7824.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      Special Redemptions. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90 day period for any one account.

      DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. To facilitate this, the Fund assumes that the value of shares in an account is redeemed in the following order: (1) amounts representing shares acquired through reinvestment of dividends and capital gains distributions, (2) amounts representing the increase in NAV above the total amount of purchase payments for Class B made during the preceding six years or Class C made during the preceding twelve months, (3) amounts representing the original purchase cost of shares held beyond the applicable CDSC period, and (4) Class B shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select selling brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC in the following cases:

      - to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

      -     for retirement plans under the following circumstances:

      (1)   to return excess contributions,

      (2)   hardship withdrawals as defined in the plan,

      (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

      (4) to meet minimum distribution requirements under the Internal Revenue Code,

      (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

      (6)   after separation from service.

      A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or (3) for such other periods as the SEC may permit for the protection of investors.

                             INVESTMENT PERFORMANCE

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for Class A, Class B, Class C and Class Y shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:


                                P(1+T)(n) = ERV

Where:
P     =  a hypothetical initial           n     =  number of years
         payment of $1,000, less
         the maximum sales load           ERV   =  ending redeemable value of
         applicable to a Fund                      the hypothetical $1,000
                                                   initial payment made at
T     =  average annual total return               the beginning of the
                                                   designated period (or
                                                   fractional portion thereof)


      The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

      One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.


      Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

      Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

      NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

      Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Funds' Prospectus).

      Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

      STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                a - b
                            2[( ----- ) + 1)(6) - 1]
                                 cd

Where:
a      =     net investment income            c       =    the average daily number
             earned during the period                      of shares of the subject
             attributable to the                           class outstanding during
             subject class                                 the period that were
b      =     net expenses accrued for                      entitled to receive
             the period attributable to                    dividends
             the subject class                d      =     the maximum offering price
                                                           per share of the subject

      Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased, and the price per share of Class C shares will include the sales charge imposed on purchases of Class C shares.

      GENERAL INFORMATION From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

      The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

      The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

      The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

      The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

      The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

      The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

      The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index.
REITs are eligible for inclusion.

      The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

      The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

      The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

      The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 87 names in the Index.

      The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 159 names in the Index.

      In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

      Each Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:

Across the Board              Bloomberg                          Changing Times
Advertising Age               Broker World                       Consumer Reports
Adviser's Magazine            Business Week                      Consumer Digest
Adweek                        Business Wire                      Crain's
Agent                         Business News Features             Dow Jones News Service
American Banker               Business Month                     Economist
American Agent and Broker     Business Marketing                 Entrepreneur
Associated Press              Business Daily                     Entrepreneurial Woman
Barron's                      Business Insurance                 Financial Services Week
Best's Review                 California Broker                  Financial World

Financial Planning            Journal of the American Society    Professional Agent
Financial Times                  of CLU & ChFC                   Registered Representative
Forbes                        Kiplinger's Personal Finance       Reuter's
Fortune                       Knight-Ridder                      Rough Notes
Hartford Courant              Life Association News              Round the Table
Inc                           Life Insurance Selling             Service
Independent Business          Life Times                         Success
Institutional Investor        LIMRA's MarketFacts                The Standard
Insurance Forum               Lipper Analytical Services, Inc.   The Boston Globe
Insurance Advocate            MarketFacts                        The Washington Post
   Independent                Medical Economics                  Tillinghast
Insurance Review Investor's   Money                              Time
Insurance Times               Morningstar, Inc.                  U.S. News & World Report
Insurance Week                Nation's Business                  U.S. Banker
Insurance Product News        National Underwriter               United Press International
Insurance Sales               New Choices (formerly 50 Plus)     USA Today
Investment Dealers Digest     New England Business               Value Line
Investment Advisor            New York Times                     Wall Street Journal
Journal of Commerce           Pension World                      Wiesenberger Investment
Journal of Accountancy        Pensions & Investments             Working Woman
                              Professional Insurance Agents

      From time to time the Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

      The Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

      Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

      Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

      If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

      Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

      Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If qualified, a fund may elect to pass through such foreign taxes and any associated tax deductions or credits to their shareholders, who therefore generally will report such amounts on their own tax returns.

      For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

      Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

      Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

      Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

      Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

      A Fund may recognize gain with respect to appreciated stock, debt, and partnership interests upon entering into short sales, offsetting notional principal contracts, futures, forwards, and options with respect to the same or substantially identical property.

      Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

      At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

      Upon a redemption of shares of a Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, will be taxed depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

      For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend and distributed and designated by the Fund may be treated as qualifying dividends. The holding period for dividends on preferred stock is 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

      The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

      Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

      STATE AND LOCAL Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              PRINCIPAL UNDERWRITER

      HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

                                    CUSTODIAN

      Portfolio securities of each Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

      National Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105, is the transfer agent for each Fund.

                         INDEPENDENT PUBLIC ACCOUNTANTS

      The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

      The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Funds at any time, or to grant the use of such name to any other company.

                FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

      Because the Funds have no operating history before the date of this SAI, no financial statements are included.

                                    APPENDIX

      The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

      Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.         Articles of Incorporation(1)
         b.         By-Laws(1)
         c.         Not Applicable
         d.(i)      Form of Investment Advisory Agreement(1)
         d.(ii)     Form of Sub-Advisory Agreement(1)
         d.(iii)    Investment Management Agreement with Hartford Investment
                    Financial Services Company(3)
         d.(iv)     Investment Sub-Advisory Agreement with Wellington
                    Management Company LLP(3)
         d.(v)      Investment Services Agreement with The Hartford Investment
                    Management Company(3)
         d.(vi)     Form of Amendment Number 1 to Investment Management
                    Agreement(4)
         d.(vii)    Form of Amendment Number 1 to Sub-Advisory Agreement
                    between Hartford Investment Financial Services Company and
                    Wellington Management Company LLP(4)
         d.(viii)   Form of Amendment Number 2 to Investment Management
                    Agreement(5)
         d.(ix)     Form of Amendment Number 2 to Sub-Advisory Agreement
                    between Hartford Investment Financial Services Company and
                    Wellington Management Company LLP(5)
         d.(x)      Form of Amendment Number 1 to Investment Services Agreement
                    with The Hartford Investment Management Company(8)
         d.(xi)     Form of Amendment Number 3 to Investment Management
                    Agreement(8)



--------
(1) Incorporated herein by reference to Registrant's Initial Registration Statement on April 9, 1996.
(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 on June 27, 1996.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 on June 20, 1997.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment #4 on October 16, 1997.
(5) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 on February 6, 1998.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment #6 on April 24, 1998.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 on May 13, 1998.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment #9 on July 15, 1998.
(9) Incorporated herein by reference to Registrant's annual report to shareholders filed pursuant to Rule 30b2-1 of the Investment Company Act of 1940 on March 9, 2000.
(10) Incorporated herein by reference to Registrant's NSAR-B filed on February 28, 2000.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment #12 on April 26, 1999.
(12) Incorporated herein by reference to Registrant's Post-Effective Amendment #13 on February 2, 2000.
(13) Incorporated herein Registrant's Post-Effective Amendment #15 on April 28, 2000.

         d.(xii)    Form of Amendment Number 3 to Sub-Advisory Agreement
                    between Hartford Investment Financial Services Company and
                    Wellington Management Company LLP(8)
         d.(xiii)   Form of Amendment Number 4 to Investment Management
                    Agreement(12)
         d.(xiv)    Form of Amendment Number 4 to Sub-Advisory Agreement
                    between Hartford Investment Financial Services Company and
                    Wellington Management Company LLP(12)
         d.(xv)     Form of Amendment Number 5 to Investment Management
                    Agreement
         d.(xvi)    Form of Amendment Number 5 to Sub-Advisory Agreement
                    between Hartford Investment Financial Services Company and
                    Wellington Management Company LLP
         e.(i)      Form of Principal Underwriting Agreement(1)
         e.(ii)     Form of Dealer Agreement with the Distributor(2)
         e.(iii)    Form of Amendment Number 1 to Principal Underwriting
                    Agreement(4)
         e.(iv)     Form of Amendment Number 2 to Principal Underwriting
                    Agreement(5)
         e.(v)      Form of Amendment Number 3 to Principal Underwriting
                    Agreement(8)
         e.(vi)     Form of Amendment Number 4 to Principal Underwriting
                    Agreement(12)
         e.(vii)    Form of Amendment Number 5 to Principal Underwriting
                    Agreement
         f.         Not Applicable
         g.(i)      Form of Custodian Agreement(2)
         g.(ii)     Form of Amendment Number 1 to Custodian Agreement(4)
         g.(iii)    Form of Amendment Number 2 to Custodian Agreement(5)
         g.(iv)     Form of Amendment Number 3 to Custodian Agreement(8)
         g.(v)      Form of Amendment Number 4 to Custodian Agreement(12)
         g.(vi)     Form of Amendment Number 5 to Custodian Agreement
         h.(i)      Form of Transfer Agency and Service Agreement(2)
         h.(ii)     Form of Amendment Number 1 to Transfer Agency and Service
                    Agreement(4)
         h.(iii)    Form of Amendment Number 2 to Transfer Agency and Service
                    Agreement(5)
         h.(iv)     Form of Amendment Number 3 to Transfer Agency and Service
                    Agreement(7)
         h.(v)      Form of Amendment Number 4 to Transfer Agency and Service
                    Agreement(8)
         h.(vi)     Form of Amendment Number 5 to Transfer Agency and Service
                    Agreement(12)
         h.(vii)    Form of Amendment Number 6 to Transfer Agency and Service
                    Agreement
         i.         Opinion and Consent of Counsel

         j.         Consent of Independent Public Accountants(13)
         k.         1999 Annual Report to Shareholders' Financial Statements(9)
         l.         Not Applicable
         m.(i)      Form of Rule 12b-1 Distribution Plan for Class A Shares(1)
         m.(ii)     Form of Rule 12b-1 Distribution Plan for Class B Shares(1)
         m.(iii)    Form of Rule 12b-1 Distribution Plan for Class C Shares(7)
         m.(iv)     Form of Amended Rule 12b-1 Distribution Plan for Class A
                    Shares(4)
         m.(v)      Form of Amended Rule 12b-1 Distribution Plan for Class B
                    Shares(4)
         m.(vi)     Form of Amendment Number 1 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class A Shares(5)
         m.(vii)    Form of Amendment Number 1 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class B Shares(5)
         m.(viii)   Form of Amendment Number 2 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class A Shares(8)
         m.(ix)     Form of Amendment Number 2 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class B Shares(8)
         m.(x)      Form of Amendment Number 1 to Rule 12b-1 Distribution Plan
                    for Class C Shares(8)
         m.(xi)     Form of Amendment Number 3 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class A Shares(12)
         m.(xii)    Form of Amendment Number 3 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class B Shares(12)
         m.(xiii)   Form of Amendment Number 2 to Rule 12b-1 Distribution Plan
                    for Class C Shares(12)
         m.(xiv)    Form of Amendment Number 4 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class A Shares
         m.(xv)     Form of Amendment Number 4 to Amended and Restated
                    Rule 12b-1 Distribution Plan for Class B Shares
         m.(xvi)    Form of Amendment Number 3 to Rule 12b-1 Distribution Plan
                    for Class C Shares
         n.         Not Applicable
         o.(i)      Form of Rule 18f-3 Plan(1)
         o.(ii)     Form of Amended Rule 18f-3 Plan(4)
         o.(iii)    Form of Amendment Number 1 to Amended and Restated
                    Rule 18f-3 Plan(5)
         o.(iv)     Form of Amended and Restated Rule 18f-3 Plan to Add Class C
                    Shares(7)
         o.(v)      Form of Amendment Number 1 to Amended and Restated
                    Rule 18f-3 Plan which added Class C Shares(8)
         o.(vi)     Form of Amendment Number 2 to Amended and Restated
                    Rule 18f-3 Plan which added Class C Shares(12)
         o.(vii)    Form of Amendment Number 3 to Amended and Restated
                    Rule 18f-3 Plan which added Class C Shares
         p.(i)      Code of Ethics of HL Investment Advisors LLC and Hartford
                    Investment Management Company(13)
         p.(ii)     Code of Ethics of Hartford Securities Distribution
                    Company(13)
         p.(iii)    Code of Ethics of Wellington Management Company LLP(13)
         q.         Power of Attorney(13)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Inapplicable

Item 25.  INDEMNIFICATION


          Incorporated herein by reference to Article V of the Articles of Incorporation filed with Registrant's initial registration statement on April 9, 1996.



          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Hartford Investment Financial Services Company serves as investment adviser to each of the portfolios included in this Registration Statement.



                     POSITION WITH HARTFORD
                     INVESTMENT FINANCIAL
NAME                 SERVICES COMPANY               OTHER BUSINESS
----                 ----------------------         --------------

Lowndes A. Smith     President and                  President and Chief Executive Officer of
                     Chief Executive Officer        Hartford Life, Inc. ("H.L. Inc.")(1)

Thomas M. Marra      Executive Vice                 Chief Operating Officer of H.L. Inc.
                     President-Sales and
                     Distribution

David Znamierowski   Senior Vice                    Chief Investment Officer of H.L. Inc.
                     President-Investments

Peter W. Cummins     Senior Vice President-Sales    Senior Vice President of H.L. Inc.
                     and Distribution


                     POSITION WITH HARTFORD
                     INVESTMENT FINANCIAL
NAME                 SERVICES COMPANY               OTHER BUSINESS
----                 ----------------------         --------------

Andrew W. Kohnke     Senior Vice                    Managing Director of Hartford Investment
                     President-Investments          Management Company ("HIMCO")(2)

Lynda Godkin         Senior Vice President,         General Counsel of H.L. Inc.
                     Secretary and General Counsel

David Foy            Senior Vice President and      Chief Financial Officer of H.L. Inc.
                     Treasurer

George R. Jay        Controller                     Assistant Vice President of H.L. Inc.

David N. Levenson    Vice President                 Vice President of H.L. Inc.

David A. Carlson     Vice President and Director    Vice President and Director of Taxes of
                     of Taxes                       H.L. Inc.

Mark E. Hunt         Vice President                 Vice President of Hartford Life
                                                    Insurance Company ("HLIC")(1)


----------
(1) The principal business address for H.L. Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.


Item 27. PRINCIPAL UNDERWRITERS

     Hartford Investment Financial Services Company ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is the principal underwriter for no other investment companies.

     The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:


NAME AND PRINCIPAL                                                       POSITION AND OFFICES
 BUSINESS ADDRESS*      POSITION AND OFFICES WITH UNDERWRITER               WITH REGISTRANT
------------------      -------------------------------------            --------------------

Lowndes A. Smith        President and Chief Executive Officer             Chairman of the Board

Thomas M. Marra         Executive Vice President-Sales and Distribution   Vice President

David Znamierowski      Senior Vice President-Investments                 President

Peter W. Cummins        Senior Vice President-Sales and Distribution      Vice President

Andrew W. Kohnke        Senior Vice President-Investments                 Vice President




NAME AND PRINCIPAL                                                       POSITION AND OFFICES
 BUSINESS ADDRESS*      POSITION AND OFFICES WITH UNDERWRITER               WITH REGISTRANT
------------------      -------------------------------------            --------------------


Lynda Godkin            Senior Vice President, Secretary and General      None
                        Counsel

David Foy               Senior Vice President-Treasurer                   None

George R. Jay           Controller                                        Treasurer and Controller

David N. Levenson       Vice President                                    None

David A. Carlson        Vice President and Director of Taxes              None

Mark E. Hunt            Vice President                                    None


----------
*Principal business address is 200 Hopmeadow Street, Simsbury, CT 06089

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of August, 2000.



                                       THE HARTFORD MUTUAL FUNDS, INC.


                                       By:                  *
                                          -------------------------------------
                                          David M. Znamierowski
                                          Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                          TITLE                          DATE
---------                          -----                          ----

              *                    President                      August 4, 2000
---------------------------------  (Chief Executive Officer
David M. Znamierowski              & Director)

              *                    Controller & Treasurer         August 4, 2000
---------------------------------  (Chief Accounting Officer &
George R. Jay                      Chief Financial Officer)

              *                    Director                       August 4, 2000
---------------------------------
Robert J. Clark


              *                    Director                       August 4, 2000
---------------------------------
Winifred E. Coleman


              *                    Director                       August 4, 2000
---------------------------------
William A. O'Neill

              *                    Director                       August 4, 2000
---------------------------------
Millard H. Pryor, Jr.


              *                    Director                       August 4, 2000
---------------------------------
Lowndes A. Smith


              *                    Director                       August 4, 2000
---------------------------------
John K. Springer


/s/ Kevin J. Carr                                                 August 4, 2000
---------------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX


EXHIBIT NO.



d.(xv)       Form of Amendment Number 5 to Investment Management Agreement

d.(xvi) Form of Amendment Number 5 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP

e.(vii)      Form of Amendment Number 5 to Principal Underwriting Agreement

g.(vi)       Form of Letter Amendment to Custodian Agreement

h.(vii)      Form of Amendment Number 6 to Transfer Agency and Service Agreement

i.           Opinion and Consent of Counsel

m.(xiv) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares

m.(xv) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares

m.(xvi) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class C Shares

o.(vii) Form of Amendment Number 3 to Amended and Restated Rule 18f-3 Plan which added Class C Shares